Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Line Items]
Right-of-use assets	$ 94,573	$ 130,134
Total operating lease expenses	$ 118,769	$ 104,351	$ 120,626
Minimum [Member]
Leases [Line Items]
Lease payments percentage	5.25%	5.00%
Maximum [Member]
Leases [Line Items]
Lease payments percentage	6.13%	6.13%